Share based compensation - Compensation expense recognized (Details) - RSUs - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Share based compensation
Total compensation expense recognized	$ 1,467	$ 6,504
Location, Statement of Income, Balance [Axis]: us-gaap:ResearchAndDevelopmentExpense
Share based compensation
Total compensation expense recognized	144	1,141
Location, Statement of Income, Balance [Axis]: us-gaap:SellingGeneralAndAdministrativeExpense
Share based compensation
Total compensation expense recognized	$ 1,323	$ 5,363